Right to Use Assets and Leases payable - Details about lease contracts of low amount assets (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of Lease Contracts of Low Amount Assets [Line Items]
Lease payments to be payable	R$ 9,502
Up to 1 year
Disclosure of Lease Contracts of Low Amount Assets [Line Items]
Lease payments to be payable	3,474
Between 1 and 5 years
Disclosure of Lease Contracts of Low Amount Assets [Line Items]
Lease payments to be payable	6,028
More than 5 years
Disclosure of Lease Contracts of Low Amount Assets [Line Items]
Lease payments to be payable	R$ 0